Stock Plans, Share-Based Payments and Warrants	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Plans, Share-Based Payments and Warrants

Note 10 - Stock Plans, Share-Based Payments and Warrants

Stock Plans

In 2015, the Board of Directors adopted the Nephros, Inc. 2015 Equity Incentive Plan (“2015 Plan”) and reserved and authorized 7,000,000 shares of common stock for issuance pursuant to stock options, restricted stock and other equity incentive awards to the Company’s employees, directors and consultants. In December 2017, the Board of Directors approved an amendment to the 2015 Plan increasing the number of shares of common stock authorized thereunder to 10,000,000 shares. The maximum contractual term for stock options granted under the 2015 Plan is 10 years.

As of December 31, 2017, 5,168,598 options had been issued to employees under the 2015 Plan and were outstanding. The options issued to employees expire on various dates between May 15, 2025 and December 20, 2027. As of December 31, 2017, 442,793 options issued to non-employees under the 2015 Plan were outstanding and will expire on various dates between May 31, 2021 and December 20, 2027. Taking into account all options and restricted stock granted under the 2015 Plan, there are 1,752,135 shares available for future grant under the 2015 Plan. Options currently outstanding are fully vested or will vest upon a combination of the following: immediate vesting, performance-based vesting or straight line vesting of two or four years. Of the 5,611,391 options granted, 2,103,865 options will vest when specified performance criteria are met.

The Company’s previously adopted and approved plan, the 2004 Stock Incentive Plan (“2004 Plan”), expired in the year ended December 31, 2014. As of December 31, 2017, 368,025 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between January 6, 2019 and February 5, 2024. As of December 31, 2017, 791,361 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between January 8, 2020 and November 17, 2024. No shares are available for future grants under the 2004 Plan. Options currently outstanding are fully vested or are currently vesting over a period of four years.

Share-Based Payments

Expense is recognized over the vesting period of the options. Stock-based compensation expense recognized for the years ended December 31, 2017 and 2016 was approximately $456,000 and $388,000, respectively. Approximately $5,000 of total stock-based compensation expense recognized during the year ended December 31, 2016 is the result of a modification of stock options awards issued to a non-employee director who is no longer serving as a director for the Company.

Approximately $426,000 and $363,000 has been recognized in selling, general and administrative expenses on the consolidated statement of operations and comprehensive loss for the years ended December 31, 2017 and 2016, respectively. Approximately $30,000 and $25,000 has been recognized in research and development expenses on the consolidated statement of operations and comprehensive loss for the years ended December 31, 2017 and 2016, respectively.

The following table summarizes the option activity for the years ended December 31, 2017 and 2016:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2015	4,303,638	$0.65
Options granted	510,520	0.37
Options forfeited or expired	(221,811)	1.04
Outstanding at December 31, 2016	4,592,347	0.60
Options granted	2,311,542	0.44
Options forfeited or expired	(133,112)	0.77
Outstanding at December 31, 2017	6,770,777	$0.55

The following table summarizes the options exercisable and vested and expected to vest as of December 31, 2017 and 2016:

	Shares	Weighted Average Exercise Price
Exercisable at December 31, 2016	1,866,019	$0.70
Vested and expected to vest at December 31, 2016	4,434,220	$0.61
Exercisable at December 31, 2017	2,271,527	$0.65
Vested and expected to vest at December 31, 2017	6,509,821	$0.55

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions for the risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2017	2016
Stock Price Volatility	104.56%	114.63%
Risk-Free Interest Rates	2.19%	1.81%
Expected Life (in years)	6.11	5.83
Expected Dividend Yield	0%	0%

Expected volatility is based on historical volatility of the Company’s common stock at the time of grant. The risk-free interest rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected life of the options. For the expected life, the Company is using the simplified method as described in the SEC Staff Accounting Bulletin 107. This method assumes that stock option grants will be exercised based on the average of the vesting periods and the option’s life.

The weighted-average fair value of options granted in 2017 and 2016 is $0.36 and $0.31, respectively. The aggregate intrinsic values of stock options outstanding and stock options vested or expected to vest as of December 31, 2017 are approximately $170,000 and $162,000, respectively. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 7.8 years.

The aggregate intrinsic values of stock options outstanding and of stock options vested or expected to vest as of December 31, 2016 are approximately $25,000 and $24,000, respectively. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 7.8 years.

As of December 31, 2017, there was approximately $1,357,000 of total unrecognized compensation cost related to unvested share-based compensation awards granted under the equity compensation plans. Approximately $230,000 of the $1,357,000 total unrecognized compensation will be recognized at the time if and when certain performance conditions are met. The remaining approximately $1,127,000 will be amortized over the weighted average remaining requisite service period of 2.3 years.

Restricted Stock Issued to Employees and Directors

The Company has issued restricted stock as compensation for the services of certain employees and non-employee directors. The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized based on the period in which the restrictions lapse.

The following table summarizes restricted stock activity for the year end December 31, 2017 and 2016:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2015	501,182	$0.46
Granted	1,047,109	0.35
Vested	(590,955)	0.46
Nonvested at December 31, 2016	957,336	0.35
Granted	817,144	0.50
Vested	(975,093)	0.35
Nonvested at December 31, 2017	799,387	$0.50

The total fair value of restricted stock which vested during the years ended December 31, 2017 and 2016 was approximately $345,000 and $291,000, respectively.

Total stock-based compensation expense for the restricted stock granted to employees and non-employee directors was approximately $316,000 and $163,000, respectively, for the years ended December 31, 2017 and December 31, 2016. Approximately $264,000 and $163,000 is included in selling, general and administrative expenses on the accompanying consolidated statement of operations and comprehensive loss for the years ended December 31, 2017 and 2016, respectively. Approximately $52,000 is included in research and development expenses on the accompanying consolidated statement of operations and comprehensive loss for the year ended December 31, 2017. Approximately $30,000 and $51,000 of stock-based compensation expense was recognized in years ended December 31, 2016 and 2015, respectively, related to restricted stock granted to employees for the years ended December 31, 2017 and 2016, respectively, to settle liabilities for services incurred in the respective prior fiscal years. As of December 31, 2017, there was approximately $238,000 of unrecognized compensation expense related to the restricted stock awards, which is expected to be recognized over the next six months.

Restricted Stock Issued to Nonemployees

In March 2016, 57,143 shares of restricted stock, with a fair value of approximately $16,000, were issued as payment for consulting services to be provided through December 2016. The Company recorded approximately $16,000 of selling, general and administrative expense during the year ended December 31, 2016. The restricted stock vested on June 15, 2016.

In March 2016, 38,461 shares of restricted stock, with a fair value of approximately $10,000, were issued as payment for consulting services to be provided during the fiscal year ended December 31, 2016. The Company recorded approximately $10,000 of selling, general and administrative expense during the year ended December 31, 2016. The restricted stock vested on September 30, 2016.

In January 2016, 58,823 shares of restricted stock, with a fair value of approximately $20,000, were issued as payment for consulting services to be provided through December 2016. The Company recorded approximately $20,000 of selling, general and administrative expense during the year ended December 31, 2016. The restricted stock vested on April 12, 2016.

Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event that subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. The Company classifies derivative warrant liabilities on the balance sheet as a long-term liability, which is measured to fair value at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes certain terms of all of the Company’s outstanding warrants at December 31, 2017 and 2016:

Total Outstanding Warrants

			Exercise	Total Common Shares Issuable as of December 31,
Title of Warrant	Date Issued	Expiry Date	Price	2017	2016
Equity-classified warrants

May 2015 – private placement warrants	3/18/2015	3/18/2020	$0.85	917,149	917,149
June 2016 – Note and Warrant Agreement	6/7/2016	6/7/2021	$0.30	2,374,000	2,374,000
March 2017 – private placement warrants	3/22/2017	3/22/2022	$0.30	3,807,861	-
Total				7,099,010	3,291,149

The weighted average exercise price of the outstanding warrants was $0.37 as of December 31, 2017 and $0.45 as of December 31, 2016.

Warrants Exercised During 2017 and 2016

During the year ended December 31, 2017, 333,332 warrants were exercised, resulting in proceeds of approximately $100,000 and the issuance of 333,332 shares of the Company’s common stock. During the year ended December 31, 2016, 19,621 warrants were exercised, resulting in proceeds of approximately $1,000 and the issuance of 906 shares of the Company’s common stock.